Cover	May 08, 2025	Mar. 11, 2025
Cover [Abstract]
Document Type		8-K
Entity Ex Transition Period		false
Document Period End Date	May 08, 2025
Entity Registrant Name		1stdibs.com, Inc.
Entity Incorporation, State or Country Code		DE
Entity Tax Identification Number		94-3389618
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10010
Entity Address, Address Line One		300 Park Avenue South, 10th Floor
Entity Address, City or Town		New York
Local Phone Number		627-3929
City Area Code		212
Title of 12(b) Security		Common Stock, $0.01 par value per share
Entity Central Index Key		0001600641
Amendment Flag		false
Entity File Number		001-40453
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Trading Symbol		DIBS
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		true